Customer deposits - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Customer deposits
Other financial liabilities at fair value through profit or loss	$ 273,725	$ 178,265
Financial liabilities at amortized cost	864,266	890,284
Total financial liabilities	1,299,114	1,259,588
Deposits - Customers
Customer deposits
Other financial liabilities at fair value through profit or loss	129,216	128,719
Financial liabilities at amortized cost	630,055	646,089
Total financial liabilities	$ 759,271	$ 774,808